Other disclosures - Sovereign Risk in Europe (Details) - Sovereign Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Risk exposure	€ 153,392	€ 127,930	€ 125,248
Off-balance-sheet government debt securities	11,673	10,502	11,273
Off-balance-sheet other than derivatives contingent liabilities and commitments	3,596	5,449	3,134
Loans and advances - Customers
Debt Instruments
Other comprehensive income	31	27	31
Banco Popular Espanol, S.A. | Debt instruments
Debt Instruments
Risk exposure	19,601
Spain
Debt Instruments
Risk exposure	62,637	45,893	48,694
Off-balance-sheet government debt securities	10,079	9,456	9,892
Off-balance-sheet other than derivatives contingent liabilities and commitments	3,010	5,349	3,045
Spain | Loans and advances - Customers
Debt Instruments
Risk exposure	16,470	14,127	13,993
Spain | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure - long positions	6,940	8,943	7,647
Risk exposure effect of short positions	(2,012)	(4,086)	(2,446)
Spain | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure	37,748	23,415	26,443
Spain | Loans and receivables category | Debt instruments
Debt Instruments
Risk exposure	1,585	1,516	1,032
Spain | Held-to-maturity investments category | Debt instruments
Debt Instruments
Risk exposure	1,906	1,978	2,025
Spain | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure	(21)	(176)	(217)
Portugal
Debt Instruments
Risk exposure	8,817	7,072	10,007
Off-balance-sheet government debt securities	1,163	717	605
Off-balance-sheet other than derivatives contingent liabilities and commitments	146	91	89
Portugal | Loans and advances - Customers
Debt Instruments
Risk exposure	3,309	930	1,071
Portugal | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure - long positions	208	154	278
Risk exposure effect of short positions	(155)	(212)	(174)
Portugal | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure	5,220	5,982	7,916
Portugal | Loans and receivables category | Debt instruments
Debt Instruments
Risk exposure	232	214	916
Portugal | Held-to-maturity investments category | Debt instruments
Debt Instruments
Risk exposure	3	4
Portugal | Hedging derivatives, category | Credit default swap
Debt Instruments
Risk exposure			1
Italy
Debt Instruments
Risk exposure	6,108	1,952	2,717
Off-balance-sheet government debt securities	431	329	776
Off-balance-sheet other than derivatives contingent liabilities and commitments	440	9
Italy | Loans and advances - Customers
Debt Instruments
Risk exposure	16	7
Italy | Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss | Debt instruments
Debt Instruments
Risk exposure - long positions	1,962	2,211	3,980
Risk exposure effect of short positions	(483)	(758)	(1,263)
Italy | Financial assets available for sale | Debt instruments
Debt Instruments
Risk exposure	4,613	492
Italy | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure	(5)	(2)	(4)
Italy | Hedging derivatives, category | Credit default swap
Debt Instruments
Risk exposure	€ 5	€ 2	4
Ireland | Hedging derivatives, category | Other Than Credit Default Swaps
Debt Instruments
Risk exposure			€ 6